Quarterly Report
July 31, 2021
MFS®  Income Fund
MFO-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace & Defense – 1.5%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$2,036,290
Boeing Co., 2.95%, 2/01/2030	453,000	469,157
Boeing Co., 5.705%, 5/01/2040	359,000	466,468
Boeing Co., 5.805%, 5/01/2050	349,000	476,031
Moog, Inc., 4.25%, 12/15/2027 (n)	2,000,000	2,062,500
TransDigm, Inc., 6.375%, 6/15/2026	900,000	930,375
TransDigm, Inc., 4.625%, 1/15/2029 (n)	1,000,000	997,500
		$7,438,321
Asset-Backed & Securitized – 23.0%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.134% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$1,250,000	$1,228,376
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	850,000	850,736
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.243% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,741,089
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.593% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	1,506,000	1,506,470
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.609% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,767,802
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.043% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	701,000	702,759
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.693% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	598,000	598,744
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.81% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,699,125
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.384% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,746,314
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.793% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,751,843	1,742,986
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.193% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,967,000	1,952,734
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.443% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	2,563,000	2,556,663
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.459% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	2,044,000	2,033,920
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	548,205
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	116,511	126,291
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.093% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,495,755
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.143% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,300,000	1,301,882
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	518,866	530,250
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	461,143	465,668
BXMT Ltd., 2021-FL4, “B”, FLR, 1.643% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,123,000	2,123,206
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	793,863
CHCP 2021-FL1 Ltd., “C”, FLR, 2.26% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	549,500	550,183
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,000,000	2,201,995
CLNC Ltd., 2019-FL1, “C”, FLR, 2.562% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,727,838
Columbia Cent CLO 28 Ltd., “B-R”, 2.275%, 11/07/2030 (n)	2,083,333	2,083,331
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	912,900	995,124
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,985,417
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	674,459	7
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.926% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,482,857
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 2.184% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	2,000,000	2,002,252
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	895,179
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	290,000	294,844
Flagship CLO, 2014-8A, “BRR”, FLR, 1.526% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	948,063	949,156
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.835% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	1,180,000	1,180,446
GS Mortgage Securities Trust, 2019-GC42, “A4”, 3.001%, 9/01/2052	3,555,000	3,882,935
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	1,738,278	1,903,023
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,006,511	1,091,949
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.339% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	870,000	871,965
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.939% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,337,605	1,339,699
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	855,672
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.641% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	1,295,000	1,296,621
KKR Real Estate Financial Trust, Inc., 2021-FL2, “D”, FLR, 2.293% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	1,837,000	1,836,721
LCCM 2021-FL2 Trust, “C”, FLR, 2.248% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	471,500	471,793
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.643% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,731,300
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.043% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,355,850	1,342,277
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.543% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,253,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore Ltd., 2021-CRE5, “C”, FLR, 2.443% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	$3,000,000	$3,000,936
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.129% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	3,000,000	2,998,494
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 2.284% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	493,519
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.576% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,249,851
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.482% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	2,241,000	2,242,403
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.859% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,250,000	2,251,406
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.909% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,290,752
MF1 Multi-Family Housing Mortgage Loan Trust, 2021-FL5, “D”, FLR, 2.659% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	3,000,000	3,003,753
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,165,515
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 2.184%, 4/20/2034 (n)	1,750,000	1,751,790
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.476% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	1,500,000	1,500,566
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.055% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	862,418
Parallel Ltd., 2015-1A, “DR”, FLR, 2.684% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,747,365
PFP III Ltd., 2021-7, “C”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	431,479	430,917
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.205% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,500,167
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	364,772	370,640
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.784% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	997,052
Starwood Commercial Mortgage, 2021-FL2, “D”, 2.889%, 4/18/2038 (n)	3,000,000	3,007,486
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.941% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,700,000	2,702,533
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	2,996,753	3,353,370
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,184,687
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,390,048
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	186,180	186,581
Voya CLO Ltd., 2016-4A, “CR”, FLR, 2.284% (LIBOR - 3mo. + 2.15%), 7/20/2029 (n)	2,909,090	2,907,624
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,852,650
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,912,767
Wells Fargo Commercial Mortgage Trust, 2017-RB1, 3.635%, 3/15/2050	1,500,000	1,678,231
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,739,950
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	1,124,666	1,238,808
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	1,360,000	1,362,388
		$116,113,829
Automotive – 0.9%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$2,250,000	$2,948,816
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,490,000	1,562,638
		$4,511,454
Broadcasting – 0.8%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$1,017,231
iHeartCommunications, Inc., 8.375%, 5/01/2027	1,000,000	1,063,740
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	2,000,000	2,055,000
		$4,135,971
Brokerage & Asset Managers – 1.3%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$1,958,000	$2,281,516
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	899,000	906,866
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,000,000	2,062,500
Raymond James Financial, 4.65%, 4/01/2030	1,069,000	1,297,599
		$6,548,481
Building – 0.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,000,000	$2,050,000
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,000,000	1,939,300
		$3,989,300
Business Services – 1.5%
Global Payments, Inc., 2.9%, 5/15/2030	$1,080,000	$1,147,486
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,100,000	2,147,250
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	1,305,000	1,443,704

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
RELX Capital, Inc., 3%, 5/22/2030	$674,000	$727,489
Switch Ltd., 4.125%, 6/15/2029 (n)	1,925,000	1,983,231
		$7,449,160
Cable TV – 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$2,300,000	$2,415,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,889,485
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,800,000	1,883,160
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,000,000	2,190,300
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,800,000	1,895,400
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,452,891
		$11,726,236
Chemicals – 1.0%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$2,000,000	$1,967,500
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	2,000,000	2,040,559
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	832,000	851,968
		$4,860,027
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$1,388,000	$1,699,316
Computer Software - Systems – 0.4%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$1,965,000	$2,079,658
Conglomerates – 1.8%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,000,000	$1,050,000
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,900,000	1,947,500
EnerSys, 4.375%, 12/15/2027 (n)	1,800,000	1,881,000
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,500,000	1,557,720
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,534,000	2,971,659
		$9,407,879
Construction – 0.7%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,500,000	$1,559,760
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,000,000	1,025,000
Sunac China Holdings Ltd., 7.5%, 2/01/2024	1,057,000	1,014,699
		$3,599,459
Consumer Products – 0.3%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$1,506,000	$1,566,541
Consumer Services – 1.2%
Expedia Group, Inc., 3.25%, 2/15/2030	$1,950,000	$2,046,718
Match Group, Inc., 5%, 12/15/2027 (n)	1,800,000	1,891,026
Meituan, 3.05%, 10/28/2030 (n)	1,024,000	954,841
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	260,019
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	614,679
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	189,622
		$5,956,905
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$1,500,000	$1,552,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$1,967,000	$2,159,360
Broadcom, Inc., 4.3%, 11/15/2032		1,442,000	1,665,227
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		1,900,000	2,115,973
			$5,940,560
Emerging Market Quasi-Sovereign – 0.8%
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		$887,000	$912,279
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,041,000	1,005,626
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,087,000	1,131,154
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		1,168,000	1,183,268
			$4,232,327
Emerging Market Sovereign – 2.6%
Dominican Republic, 4.5%, 1/30/2030 (n)		$1,018,000	$1,042,951
Dominican Republic, 4.875%, 9/23/2032 (n)		1,301,000	1,349,801
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		1,864,000	2,168,704
Kingdom of Morocco, 3%, 12/15/2032 (n)		1,058,000	1,028,270
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	32,942,000	781,406
Republic of Chile, 5%, 10/01/2028 (n)	CLP	710,000,000	969,466
Republic of Costa Rica, 6.125%, 2/19/2031		$871,000	927,624
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	797,000	954,518
Republic of Kenya, 8%, 5/22/2032		$1,516,000	1,711,958
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	490,000	579,914
Republic of Romania, 2%, 4/14/2033 (n)		712,000	834,052
Republic of South Africa, 8.25%, 3/31/2032	ZAR	17,192,000	1,071,052
			$13,419,716
Energy - Independent – 1.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$616,000	$703,894
Energean Israel Finance Ltd., 4.875%, 3/30/2026		1,112,000	1,136,686
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	2,055,525
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		1,091,000	1,112,890
			$5,008,995
Energy - Integrated – 0.6%
Eni S.p.A., 4%, 9/12/2023 (n)		$1,342,000	$1,432,464
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,353,000	1,561,956
			$2,994,420
Financial Institutions – 2.4%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$1,328,000	$1,554,596
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		2,285,000	2,453,662
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,462,943
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		1,823,000	1,839,605
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,932,865	1,942,529
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,683,540
			$11,936,875
Food & Beverages – 1.4%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$1,065,631
Aramark Services, Inc., 5%, 2/01/2028 (n)		1,000,000	1,038,880
Bacardi Ltd., 5.15%, 5/15/2038 (n)		955,000	1,212,811
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		700,000	728,837
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		1,800,000	2,009,250
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/2029		782,000	875,848
			$6,931,257

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.7%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$2,062,000	$2,245,724
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	400,000	437,476
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	2,000,000	2,021,520
Marriott International, Inc., 5.75%, 5/01/2025	439,000	506,568
Marriott International, Inc., 4.625%, 6/15/2030	561,000	649,599
Marriott International, Inc., 2.85%, 4/15/2031	654,000	669,797
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,000,000	2,067,380
		$8,598,064
Industrial – 0.2%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	$936,000	$970,669
Insurance - Property & Casualty – 1.8%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$1,000,000	$1,043,750
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,390,834
Aon Corp., 4.5%, 12/15/2028	2,224,000	2,625,133
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,566,468
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	452,000	482,299
		$9,108,484
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,076,000	$1,163,777
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	1,149,180
		$2,312,957
Major Banks – 2.6%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$579,000	$668,773
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,991,376
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,494,401
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	329,647
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	562,000	587,045
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	536,000	540,690
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,188,088
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	726,000	773,185
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	1,336,000	1,560,925
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	2,746,000	2,828,380
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	995,000	1,137,134
		$13,099,644
Medical & Health Technology & Services – 1.9%
DaVita, Inc., 4.625%, 6/01/2030 (n)	$2,000,000	$2,067,500
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	1,768,000	1,700,934
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,692,113
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	698,315
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	2,000,000	1,985,000
Tower Health, 4.451%, 2/01/2050	1,730,000	1,552,675
		$9,696,537
Metals & Mining – 0.9%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$662,000	$674,587
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	775,000	805,625
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	911,000	942,632
Novelis Corp., 5.875%, 9/30/2026 (n)	1,000,000	1,037,670
Novelis Corp., 3.25%, 11/15/2026 (n)	250,000	253,750
Novelis Corp., 3.875%, 8/15/2031 (n)	1,000,000	1,011,250
		$4,725,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$2,344,553
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,447,786
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,959,944
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,000,000	1,082,500
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,498,000	1,483,620
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,530,396
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,258,000	1,364,586
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	688,000	804,616
		$13,018,001
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 5/01/2031	$10,724	$12,130
Fannie Mae, 3%, 2/25/2033 (i)	298,636	29,173
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	42,156	48,878
Fannie Mae, 6%, 11/01/2034	112,744	133,763
Fannie Mae, UMBS, 2.5%, 3/01/2050	72,510	75,701
Freddie Mac, 1.016%, 4/25/2024 (i)	85,285	1,552
Ginnie Mae, 3%, 9/20/2047	149,162	157,641
		$458,838
Municipals – 1.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,205,000	$1,295,140
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,821,087
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,509,665
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	2,500,000	2,481,751
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	29,362
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	455,000	440,781
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,381,702
		$8,959,488
Natural Gas - Distribution – 0.2%
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	$917,000	$935,474
Oil Services – 0.2%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)	$882,096	$908,295
Oils – 0.2%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$1,013,000	$1,132,038
Other Banks & Diversified Financials – 0.4%
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	$872,000	$874,616
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	1,068,000	1,130,745
		$2,005,361
Printing & Publishing – 0.2%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,000,000	$1,050,000
Real Estate - Apartment – 0.5%
Mid-America Apartments LP, 2.75%, 3/15/2030	$2,266,000	$2,403,656
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$2,000,000	$2,117,080
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,504,000	$1,548,581

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,306,608
MercadoLibre, Inc., 2.375%, 1/14/2026	852,000	854,139
		$3,160,747
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,500,000	$1,569,810
Specialty Stores – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$525,000	$526,937
Supranational – 0.3%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,332,561
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT, 3.55%, 7/15/2027	$1,237,000	$1,367,999
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,608,452
Crown Castle International Corp., 4.15%, 7/01/2050	1,638,000	1,917,800
SBA Communications Corp., 3.875%, 2/15/2027	2,000,000	2,062,500
T-Mobile USA, Inc., 2.875%, 2/15/2031	308,000	309,716
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,899,000	2,249,498
		$9,515,965
Tobacco – 0.4%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$2,002,503
Transportation - Services – 0.4%
Delhi International Airport Private Ltd., 6.125%, 10/31/2026	$1,046,000	$1,029,473
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	837,052
		$1,866,525
U.S. Treasury Obligations – 25.8%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$17,200,000	$15,977,187
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	8,554,560
U.S. Treasury Bonds, 2.375%, 11/15/2049	8,576,900	9,474,794
U.S. Treasury Notes, 1.625%, 12/15/2022	37,000,000	37,763,125
U.S. Treasury Notes, 0.125%, 12/31/2022	26,600,000	26,601,039
U.S. Treasury Notes, 0.25%, 9/30/2025	27,300,000	26,931,024
U.S. Treasury Notes, 0.875%, 6/30/2026	5,000,000	5,045,313
		$130,347,042
Utilities - Electric Power – 3.8%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$802,948
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	1,241,652
Calpine Corp., 3.75%, 3/01/2031 (n)	2,000,000	1,924,480
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	2,915,000	2,915,000
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,765,508
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	830,706
FirstEnergy Corp., 5.35%, 7/15/2047	2,460,000	3,092,810
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	375,715
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,800,000	1,939,500
Pacific Gas & Electric Co., 3%, 6/15/2028	614,000	614,428
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	2,011,470
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	901,000	908,355
		$19,422,572
Total Bonds		$495,892,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	36,995	$119,775
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.03% (v)	9,247,019	$9,247,019

Other Assets, Less Liabilities – 0.1%		265,630
Net Assets – 100.0%		$505,524,954
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,247,019 and $496,012,305, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $210,847,695, representing 41.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	969,810	USD	1,146,376	JPMorgan Chase Bank N.A.	10/08/2021	$5,611
IDR	443,543,932	USD	30,241	Barclays Bank PLC	9/22/2021	316

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
INR	81,927,000	USD	1,089,875	JPMorgan Chase Bank N.A.	9/23/2021	$5,401
						$11,328
Liability Derivatives
MYR	4,289,000	USD	1,038,876	Barclays Bank PLC	9/13/2021	$(24,355)
USD	3,478,541	EUR	2,935,326	JPMorgan Chase Bank N.A.	10/08/2021	(8,181)
USD	1,087,594	ZAR	16,079,430	Deutsche Bank AG	10/08/2021	(492)
						$(33,028)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	101	$20,152,656	September – 2021	$1,455,778
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	205	$45,234,532	September – 2021	$(10,013)
U.S. Treasury Ultra Note 10 yr	Short	USD	74	11,118,500	September – 2021	(372,372)
						$(382,385)
At July 31, 2021, the fund had liquid securities with an aggregate value of $652,278 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$119,775	$—	$119,775
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	130,347,042	—	130,347,042
Non - U.S. Sovereign Debt	—	18,984,604	—	18,984,604
Municipal Bonds	—	8,959,488	—	8,959,488
U.S. Corporate Bonds	—	148,530,434	—	148,530,434
Residential Mortgage-Backed Securities	—	2,670,502	—	2,670,502
Commercial Mortgage-Backed Securities	—	50,105,513	—	50,105,513
Asset-Backed Securities (including CDOs)	—	63,796,652	—	63,796,652
Foreign Bonds	—	72,498,295	—	72,498,295
Mutual Funds	9,247,019	—	—	9,247,019
Total	$9,247,019	$496,012,305	$—	$505,259,324
Other Financial Instruments
Futures Contracts – Assets	$1,455,778	$—	$—	$1,455,778
Futures Contracts – Liabilities	(382,385)	—	—	(382,385)
Forward Foreign Currency Exchange Contracts – Assets	—	11,328	—	11,328
Forward Foreign Currency Exchange Contracts – Liabilities	—	(33,028)	—	(33,028)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,188,509	$299,262,321	$298,203,811	$—	$—	$9,247,019
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,432	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.